056 P-1 06/14

SUPPLEMENT DATED JUNE 30, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUS

 OF

Franklin Multi-Asset Real Return Fund

(Franklin Fund Allocator Series)

The prospectus is amended as follows:

The cover page of, and the name references within, the Summary Prospectus and the Prospectus are amended to reflect new fund or trust names as follows:

Franklin Fund Allocator Series (formerly, Franklin Templeton Fund Allocator Series)

Franklin Multi-Asset Real Return Fund (formerly, Franklin Templeton Multi-Asset Real Return Fund)

Please keep this supplement for future reference.

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